Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (7,817,953)	$ (12,579,091)	$ (10,810,160)	$ (5,315,672)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	487,474	11,070	14,761	15,833
Fair value of shares issued for services	130,235	1,410,071	1,414,823	2,364,971
Non-cash interest and fees			3,400,511	1,290,383
Gain (loss) on settlement of debt	(308,151)	(2,175,459)	(80,294)	(124,888)
Gain on extinguishment of debt			(2,485,277)	488,149
Amortization of note discount and original issue discount	2,647,939	1,467,888	2,165,710	1,055,316
Amortization of discount on Series C Preferred stock liability	61,912
Non-cash interest expense	623,917	2,465,912
Non-cash value of warrant and stock options issued for services	382,473
Change in fair value of derivative liability	970,760	6,945,434	2,982,543	(2,853,291)
Changes in assets and liabilities:
Accounts receivable	(2,650)
Prepaid expenses and other current assets		156,321	263,321	86,012
Accounts payable and accrued expenses	661,305	108,658	144,292	530,853
Net cash used in operating activities	(2,162,739)	(2,189,196)	(2,989,770)	(2,462,334)
Investing activities:
Acquisition of property and equipment	(8,969)
Acquisition of patents			(3,000,000)
Net cash used in investing activities	(8,969)		(3,000,000)
Financing activities:
Proceeds from the issuance of notes payable	2,336,000	1,562,000	4,047,000	1,491,778
Proceeds from issuance of notes payable- related parties			100,000
Proceeds from related party short-term advances	65,000	12,650
Repayments on related parties short term advances	(87,000)	(11,500)
Proceeds from exercise of warrants			5,050
Proceeds from short term advances			26,000	12,618
Proceeds from issuance of preferred stock	135,000	5	700,005
Repayments on short term advances			(11,500)	(10,300)
Proceeds from issuance of common stock and units	60,000	740,250	1,290,250	1,235,829
Payment against long term loan	(4,221)	(9,263)	(12,395)	(12,031)
Payment against notes payable	(375,500)	(96,000)	(120,000)	(166,500)
Payment on notes payable- related parties				(75,000)
Proceeds from issuance of redeemable shares	617,500
Net cash provided by financing activities	2,746,779	2,198,142	6,024,410	2,476,394
Net increase in cash	575,071	8,946	34,640	14,060
Cash, beginning of year	90,173	55,533	55,533	41,473
Cash, end of period	665,244	64,479	90,173	55,533
Supplemental disclosure of cash flow information:
Cash paid for interest	122,445	27,022	33,868	27,088
Cash paid for Preferred C dividends	37,950
Cash paid for income taxes
Non Cash Investing and Financing Activities:
Conversion of notes payable and accrued interest to common stock	1,237,256	1,108,321	1,582,349	711,098
Settlement of liabilities by issuance of common stock			354,964	61,600
Notes payable issued for services				100,000
Notes payable issued on acquisition of patents			1,500,000
Deferred compensation converted to stock options			1,467,311
Accrued interest converted to notes payable			$ 39,570	$ 18,448
Reduction in note payable and accrued interest as result of settlement	82,000
Common stock issued on settlement of debt		289,675
Notes payable and accrued interest exchanged for common stock units		66,367
Value of stock options granted in satisfaction of deferred compensation		$ 1,467,311